Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Balance at May. 04, 2018
Balance (in Shares) at May. 04, 2018
Issuance of common stock to initial stockholders		$ 575	24,425		25,000
Issuance of common stock to initial stockholders (in Shares)		5,750,000
Sale of 20,000,000 Units, net of underwriting discounts and offering expenses	$ 2,000		188,465,886		188,467,886
Sale of 20,000,000 Units, net of underwriting discounts and offering expenses (in Shares)	20,000,000
Sale of 655,000 Private Placement Units	$ 65		6,549,935		6,550,000
Sale of 655,000 Private Placement Units (in Shares)	655,000
Forfeiture of founder shares		$ (75)	75
Forfeiture of founder shares (in Shares)		(750,000)
Change in value of common stock subject to possible redemption	$ (1,897)		(191,118,141)		(191,120,038)
Change in value of common stock subject to possible redemption (in Shares)	(18,979,840)
Net Income/loss				1,077,153	1,077,153
Balance at Dec. 31, 2018	$ 168	$ 500	3,922,180	1,077,153	5,000,001
Balance (in Shares) at Dec. 31, 2018	1,675,160	5,000,000
Change in value of common stock subject to possible redemption			(701,764)		(701,764)
Change in value of common stock subject to possible redemption (in Shares)	4,035
Net Income/loss				701,764	701,764
Balance at Mar. 31, 2019	$ 168	$ 500	3,220,416	1,778,917	5,000,001
Balance (in Shares) at Mar. 31, 2019	1,679,195	5,000,000
Balance at Dec. 31, 2018	$ 168	$ 500	3,922,180	1,077,153	5,000,001
Balance (in Shares) at Dec. 31, 2018	1,675,160	5,000,000
Net Income/loss					2,117,431
Balance at Sep. 30, 2019	$ 171	$ 500	1,804,754	3,194,584	5,000,009
Balance (in Shares) at Sep. 30, 2019	1,707,539	5,000,000
Balance at Dec. 31, 2018	$ 168	$ 500	3,922,180	1,077,153	5,000,001
Balance (in Shares) at Dec. 31, 2018	1,675,160	5,000,000
Change in value of common stock subject to possible redemption	$ 6		(2,350,166)		(2,350,160)
Change in value of common stock subject to possible redemption (in Shares)	66,819
Net Income/loss				2,350,168	2,350,168
Balance at Dec. 31, 2019	$ 174	$ 500	1,572,014	3,427,321	5,000,009
Balance (in Shares) at Dec. 31, 2019	1,741,979	5,000,000
Balance at Mar. 31, 2019	$ 168	$ 500	3,220,416	1,778,917	5,000,001
Balance (in Shares) at Mar. 31, 2019	1,679,195	5,000,000
Change in value of common stock subject to possible redemption	$ 1		(746,324)		(746,323)
Change in value of common stock subject to possible redemption (in Shares)	9,733
Net Income/loss				746,323	746,323
Balance at Jun. 30, 2019	$ 169	$ 500	2,474,092	2,525,240	5,000,001
Balance (in Shares) at Jun. 30, 2019	1,688,928	5,000,000
Change in value of common stock subject to possible redemption	$ 2		(669,338)		(669,336)
Change in value of common stock subject to possible redemption (in Shares)	18,611
Net Income/loss				669,344	669,344
Balance at Sep. 30, 2019	$ 171	$ 500	1,804,754	3,194,584	5,000,009
Balance (in Shares) at Sep. 30, 2019	1,707,539	5,000,000
Balance at Dec. 31, 2019	$ 174	$ 500	1,572,014	3,427,321	5,000,009
Balance (in Shares) at Dec. 31, 2019	1,741,979	5,000,000
Change in value of common stock subject to possible redemption	$ 19		62,875		62,894
Change in value of common stock subject to possible redemption (in Shares)	185,957
Net Income/loss				(62,901)	(62,901)
Balance at Mar. 31, 2020	$ 193	$ 500	1,634,889	3,364,420	5,000,002
Balance (in Shares) at Mar. 31, 2020	1,927,936	5,000,000
Balance at Dec. 31, 2019	$ 174	$ 500	1,572,014	3,427,321	5,000,009
Balance (in Shares) at Dec. 31, 2019	1,741,979	5,000,000
Net Income/loss					(8,476,556)
Balance at Sep. 30, 2020	$ 285	$ 500	10,048,451	(5,049,235)	5,000,001
Balance (in Shares) at Sep. 30, 2020	2,851,997	5,000,000
Balance at Mar. 31, 2020	$ 193	$ 500	1,634,889	3,364,420	5,000,002
Balance (in Shares) at Mar. 31, 2020	1,927,936	5,000,000
Change in value of common stock subject to possible redemption	$ 16		491,663		491,679
Change in value of common stock subject to possible redemption (in Shares)	161,655
Net Income/loss				(491,677)	(491,677)
Balance at Jun. 30, 2020	$ 209	$ 500	2,126,522	2,872,743	5,000,004
Balance (in Shares) at Jun. 30, 2020	2,089,591	5,000,000
Change in value of common stock subject to possible redemption	$ 76		7,921,899		7,921,975
Change in value of common stock subject to possible redemption (in Shares)	762,406
Net Income/loss				(7,921,978)	(7,921,978)
Balance at Sep. 30, 2020	$ 285	$ 500	$ 10,048,451	$ (5,049,235)	$ 5,000,001
Balance (in Shares) at Sep. 30, 2020	2,851,997	5,000,000